Consolidated Balance Sheets - USD ($) $ in Millions	Oct. 31, 2015	Oct. 31, 2014
Current assets:
Cash and cash equivalents	$ 7,584	$ 12,937
Accounts receivable	4,825	5,345
Inventory	4,288	4,531
Other current assets	4,498	5,772
Current assets of discontinued operations	30,592	21,560
Total current assets	51,787	50,145
Property, plant and equipment	1,492	2,797
Goodwill	5,680	5,691
Other non-current assets	1,592	2,336
Non-current assets of discontinued operations	46,331	42,237
Total assets	106,882	103,206
Current liabilities:
Notes payable and short-term borrowings	2,194	2,594
Accounts payable	10,194	11,129
Employee compensation and benefits	747	1,472
Taxes on earnings	243	108
Deferred revenue	1,051	999
Accrued restructuring	61	187
Other accrued liabilities	6,241	7,540
Current liabilities of discontinued operations	21,521	19,893
Total current liabilities	42,191	43,735
Long-term debt	6,677	15,563
Other non-current liabilities	7,414	8,535
Non-current liabilities of discontinued operations	$ 22,449	$ 8,246
Commitments and contingencies
HP Stockholders' equity
Preferred stock, $0.01 par value (300 shares authorized; none issued)
Common stock, $0.01 par value (9,600 shares authorized; 1,804 and 1,839 shares issued and outstanding at October 31, 2015 and 2014, respectively)	$ 18	$ 18
Additional paid in capital	1,963	3,430
Retained earnings	32,089	29,164
Accumulated other comprehensive loss	(6,302)	(5,881)
Total HP stockholders' equity	27,768	26,731
Non controlling interests of discontinued operations	383	396
Total stockholders' equity	28,151	27,127
Total liabilities and stockholders' equity	$ 106,882	$ 103,206